owners' equity (Tables)	12 Months Ended
Dec. 31, 2024
owners' equity
Schedule of authorized share capital

As at December 31	2024		2023
First Preferred Shares	1	billion	1	billion
Second Preferred Shares	1	billion	1	billion
Common Shares	4	billion	4	billion

Schedule of changes in interests and amounts

	Economic interest [1]		Voting interest [1]
	2024	2023	2024	2023
Interest in TELUS International (Cda) Inc., beginning of period	56.0%	56.6%	85.4%	72.4%
Effect of
Issue of TELUS International (Cda) Inc. subordinate voting shares as consideration in business acquisition [2]	—	(1.4)	—	(0.2)
TELUS Corporation acquisition of shares from non-controlling interests [3]	2.0	0.9	0.3	1.2
Share-based compensation and other	(0.4)	(0.1)	—	—
Non-controlling interests conversion of multiple voting shares to subordinate voting shares	—	—	1.3	12.0
Interest in TELUS International (Cda) Inc., end of period	57.6%	56.0%	87.0%	85.4%

1	Our economic and voting interests differ due to the voting rights associated with the multiple voting shares held by TELUS Corporation.
2	Shares issued to non-controlling interests as WillowTree acquisition consideration for $171 million, of which $61 million was credited to contributed surplus in owners’ equity and the balance was credited to non-controlling interests.
3	Acquisition of shares from non-controlling interests for cash of $25 million (2023 – $57 million), of which $30 million was credited (2023 – $32 million was charged) to contributed surplus in owners’ equity and the balance was charged to non-controlling interests.

Schedule of summarized financial information of Subsidiary

As at, or for the years ended, December 31 ($ in millions) [1]	2024	2023
Statement of financial position [1]
Current assets	$1,437	$1,122
Non-current assets	$5,493	$5,395
Current liabilities	$1,477	$990
Non-current liabilities	$2,639	$2,829
Statement of income and other comprehensive income
Revenue and other income	$3,724	$3,682
Net income (loss)	$(84)	$72
Comprehensive income	$85	$14
Statement of cash flows
Cash provided by operating activities	$537	$492
Cash used by investing activities	$(147)	$(1,273)
Cash provided (used) by financing activities	$(321)	$780

1	As required by IFRS Accounting Standards, this summarized financial information excludes inter-company eliminations.